Subsidiaries with material non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Accumulated balances of material non-controlling interest:
Non-controlling interests	$ 162,751	$ 154,091	$ 170,205	$ 162,751
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	12,827	385	1,271
Sociedad Minera El Brocal S.A.A
Accumulated balances of material non-controlling interest:
Non-controlling interests	162,863	154,175		162,863
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	0	239	4,322
Minera La Zanja S.R.L
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	0	(516)	(7,385)
S.M.R.L. Chaupiloma Dos de Cajamarca
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	0	(811)	4,396
Apu Coropuna S.R.L.
Accumulated balances of material non-controlling interest:
Non-controlling interests	(112)	(84)		$ (112)
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	0	(149)	$ (62)
Country of domicile | Sociedad Minera El Brocal S.A.A
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests			38.57%	38.57%
Accumulated balances of material non-controlling interest:
Non-controlling interests	162,863	154,175	$ 148,792	$ 162,863
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	12,855	239	$ 4,322
Country of domicile | Minera La Zanja S.R.L
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests			46.94%	0.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	0	0	$ 20,064	$ 0
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	0	(516)	$ (7,385)
Country of domicile | S.M.R.L. Chaupiloma Dos de Cajamarca
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests			40.00%	0.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	0	0	$ 1,284	$ 0
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	0	811	$ 4,396
Country of domicile | Apu Coropuna S.R.L.
Equity interest held by non-controlling interests:
Proportion of ownership interests held by non-controlling interests			30.00%	30.00%
Accumulated balances of material non-controlling interest:
Non-controlling interests	(112)	(84)	$ 65	$ (112)
Profit (loss) allocated to material non-controlling interest:
Profit (loss), attributable to non-controlling interests	$ (28)	$ (149)	$ (62)